Goodwill and Intangible Assets, Net - Narrative (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Goodwill	$ 96,631,000		$ 96,631,000		$ 70,351,000
Goodwill impairment			0	0
Amortization on intangible assets	2,740,000	1,042,000	5,952,000	2,445,000
Impairment on finite-lived intangible assets	736,000		736,000
Luxembourg reinsurance subsidiaries
Related Party Transaction [Line Items]
Goodwill	$ 41,700,000		$ 41,700,000